CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022	2021
Bank accounts	95	117
Cash equivalents
Bank certificates of deposit (CDBs) (1)	1,049	625
Overnight (2)	294	81
Others	3	2
Short term investments	1,346	708
Cash and cash equivalents	1,441	825

(1)	Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest at 80.05% to 112%, of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário - CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) on December 31, 2022 (70% to 109% on December 31, 2021). For these CDBs, the Company and its subsidiaries have repo transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
(2)	Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 13.62% to 13.64% on December 31, 2022 (8.87% to 9.14% on December 31, 2021). Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.